Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Warrants outstanding and exercisable for the purchase of common stock

Expiration Date	Shares	Weighted Average Exercise Price Per share
August 5, 2015	1,628,402	$3.71

November 4, 2016	2,810,650	1.46
November 9, 2017	8,484,840	0.70

Total	12,923,892	1.24

Summary of Stock Options

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,943	$4.96
Granted	188	0.92
Exercised	—	—
Forfeited	(355)	1.93
Expired	(120)	7.77

Outstanding at December 31, 2012	5,656	4.96	6.55	$6

Exercisable at December 31, 2012	4,187	5.94	5.89	—
Total exercisable or expected to vest	5,589	4.99	6.53	6

Summary of the changes in the Series E preferred stock

Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$7,000
Less — allocation of proceeds to:
fair value allocated to warrants	(2,322)
beneficial conversion feature	(1,262)
transaction costs	(977)

Net proceeds allocated to Series E preferred stock	2,439
Accretion of beneficial conversion feature	1,262

Carrying Value of Series E preferred stock — November 9, 2012	$3,701

Carrying Value of Series E preferred stock — December 31, 2012	$3,701